Segments Reporting (Details 2) - ILS (₪) ₪ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Non-current assets by geographical areas	₪ 495,214	₪ 1,354,029
East and central Europe [Member]
Disclosure of geographical areas [line items]
Non-current assets by geographical areas	300,165	1,084,749
India [Member]
Disclosure of geographical areas [line items]
Non-current assets by geographical areas	193,450	245,091
Israel [Member]
Disclosure of geographical areas [line items]
Non-current assets by geographical areas	₪ 1,599	₪ 24,189